Subsequent events (Details)		1 Months Ended			12 Months Ended
	Aug. 04, 2020 $ / shares	Mar. 30, 2023 USD ($) $ / shares shares	Jan. 19, 2023 USD ($) $ / shares shares	Sep. 29, 2020 $ / shares	Dec. 31, 2022 USD ($)	Apr. 13, 2022 $ / shares	Oct. 29, 2021 $ / shares	Oct. 28, 2021 $ / shares	Nov. 30, 2020 shares	Aug. 04, 2020 $ / shares
Subsequent events (Details) [Line Items]
Number of shares issued | shares									170,000
Warrant exercisable price | (per share)	$ 20.47			$ 6.85			$ 6.85	$ 6.85		$ 26.1
Exercise price | $ / shares						$ 1.1
Gross proceeds | $					$ 3,608,571
Warrant expiration term	2 years			5 years	5 years
Subsequent, description			In connection with the exercise, the Company will be required pursuant to the terms of 2,989,130 of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from $0.23 per common share to an exercise price of $0.20 per common share.
Warrants | $					$ 2,813,542
Non-adjusting events after reporting period [member]
Subsequent events (Details) [Line Items]
Number of shares issued | shares			18,042,857
Unregistered warrants | $			$ 18,042,857
Exercise price | $ / shares			$ 0.2
Warrant reserve [member]
Subsequent events (Details) [Line Items]
Exercise price | $ / shares			$ 0.2
Option Warrants [Member]
Subsequent events (Details) [Line Items]
Warrant expiration term			5 years
Option Warrants [Member] | Non-adjusting events after reporting period [member]
Subsequent events (Details) [Line Items]
Exercise price | $ / shares		$ 0.2
Share outstanding | shares		21,031,987
Warrants | $		$ 17,116,987
Cash less in exchange | $		17,116,987
Cashless remaining warrant unexercised | $		$ 3,915,000
Top of range [member] | Non-adjusting events after reporting period [member]
Subsequent events (Details) [Line Items]
Warrant exercisable price | $ / shares			$ 0.23
Bottom of range [member] | Non-adjusting events after reporting period [member]
Subsequent events (Details) [Line Items]
Warrant exercisable price | $ / shares			$ 0.2